Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Current Assets
Cash and cash equivalents	$ 1,744,631	$ 854,518
Restricted cash	306,081	302,906
Accounts receivable, net of allowance for credit losses of $82,032 and $46,722, respectively	4,807,938	6,484,945
Inventories, net	11,122,152	14,418,925
Advances to suppliers, net	1,871,457	1,509,477
Tax receivables	614,227	646,565
Prepaid expenses and other receivables	464,637	220,346
Total Current Assets	20,997,329	24,437,682
Property, plant and equipment, net	23,733,821	25,056,027
Land use rights, net	1,452,215	1,481,595
Intangible assets, net	4,694,198	4,978,082
Long-term investment	207,748	205,592
Right-of-use lease assets	87,986	141,772
Other long-term receivables	267,823	248,011
TOTAL ASSETS	51,441,120	56,548,761
Current Liabilities
Accounts payable	5,310,619	10,798,453
Convertible notes	511,030
Accrued expenses and other current liabilities	2,019,855	2,043,830
Advances from customers	339,343	648,359
Current portion of long-term payable	532,426
Short-term borrowings	26,100,081	23,915,792
Operating lease liabilities – current		104,000
Deferred tax liability	15,558	15,396
Total Current Liabilities	39,052,608	40,531,407
Operating lease liabilities – non-current		12,895
Long-term borrowings		1,644,737
Long-term payables	725,175	271,590
TOTAL LIABILITIES	39,777,783	42,460,629
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preference share, $0.0001 per value, 1,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2024 and September 30, 2023
Additional paid-in capital	24,235,939	23,256,219
Statutory reserves	1,497,772	1,497,771
Accumulated deficit	(13,107,089)	(8,465,867)
Accumulated other comprehensive loss	(2,343,787)	(2,331,612)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	10,284,516	13,957,912
Equity attributable to non-controlling interests	1,378,821	130,220
Total Shareholders’ Equity	11,663,337	14,088,132
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	51,441,120	56,548,761
Related Party
Current Assets
Due from related parties	66,206
Current Liabilities
Due to related parties	4,223,696	3,005,577
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	1,481	1,401
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 200